Loss on sale of assets (Tables)	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information on sale of assets

	2018	2017
Loss on sale of Power Manager assets	$(3,957)	$—
Loss on sale of SOFC assets	(94)	(508)
Loss on sale of Telecom Backup Power assets	—	(866)
Gain on miscellaneous disposals	2	9
	$(4,049)	$(1,365)

	2018	2017
Cash proceeds received on sale of Power Manager assets	$2,000	$—
Less: Disposition costs	(707)	—
Net cash proceeds received on sale of Power Manager assets	$1,293	—
Cash proceeds received on sale of SOFC assets	50	—
Cash proceeds received on sale of Telecom Backup Power assets	—	972
Cash proceeds from miscellaneous disposals	2	9
Net cash proceeds received on sale of assets	$1,345	$981

Cash proceeds received in 2018	$2,000
Note receivable as of December 31, 2018	2,132
Proceeds receivable (constrained estimate of earn-out payments)	2,000
Total proceeds	6,132
Less: Disposition costs	(707)
Net proceeds	5,425
Less: Net book value of disposed assets	(9,382)
Loss on sale of assets in 2018	$(3,957)